UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

 (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Strategic Income Fund  as of July 31, 2004 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In so doing, the Fund invests primarily (over 50% of net assets) in Strategic Income Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At July 31, 2004, the Fund owned approximately 99.9% of Strategic Income Portfolio’s outstanding interests, approximately 5.7% of High Income Portfolio’s outstanding interests, and approximately 1.1% of Floating Rate Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at July 31, 2004 is set forth below followed by the Schedule of Investments of Strategic Income Portfolio.

Investment	Value	% of Net Assets

Strategic Income Portfolio
(identified cost, $315,383,915)	$308,552,507	72.1%
High Income Portfolio
(identified cost, $66,552,340)	$68,845,488	16.1%
Floating Rate Portfolio
(identified cost, $52,408,662)	$52,515,150	12.3%

Total Investments
(identified cost, $434,344,917)	$429,913,145	100.5%

Other Assets, Less Liabilities	$(2,096,154)	(0.5)%

Net Assets	$427,816,991	100.0%

Strategic Income Portfolio	as of July 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 91.4%

Security	Principal			U.S. $ Value

Indonesia — 2.2%
APP Finance VII, 3.50%, 4/30/03(1)(2)		2,000,000		117,500
APP Finance VI, 0.00%, 11/18/12(1)(2)		4,000,000		85,000
DGS International Finance, 10.00%, 6/1/07(2)		2,000,000		50,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes, 10.00%, 7/1/07(2)		1,000,000		495,000
Indah Kiat International Finance, 12.50%, 6/15/06(2)		1,000,000		595,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	45,000,000,000		5,466,132
Total Indonesia (identified cost $12,071,877)				$6,808,632

Morocco — 0.2%
Snap Ltd., 11.50%, 1/29/09		DEM	895,905	531,501
Total Morocco (identified cost $454,571)				$531,501

Philippines — 0.1%
Bayan Telecommunications, 13.50%, 7/15/06(2)(3)		2,000,000		410,000
Total Philippines (identified cost $1,917,237)				$410,000

Ukraine — 0.8%
City of Kiev, 8.625%, 7/15/11(3)		2,500,000		2,574,250
Total Ukraine (identified cost $2,500,000)				$2,574,250

United States — 88.1%
Corporate Bonds & Notes — 2.1%
Baltimore Gas and Electric, 6.73%, 6/12/12		400,000		437,458
BellSouth Capital Funding, 6.04%, 11/15/26		300,000		320,518
Coca-Cola Enterprise, 7.00%, 10/1/26		375,000		427,541
Eaton Corp., 8.875%, 6/15/19		500,000		679,396
Ford Holdings, 9.30%, 3/1/30		1,000,000		1,111,630
General Motors Acceptance Corp., 8.875%, 6/1/10		1,000,000		1,149,182
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000		1,113,974
US Bancorp, 7.50%, 6/1/26		840,000		994,397
Williamette Industries, 7.35%, 7/1/26		50,000		55,189

Total Corporate Bonds & Notes (identified cost, $5,776,208)				$6,289,285

Collateralized Mortgage Obligations — 23.8%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		2,003,128		2,120,942
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		1,620,648		1,695,708
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		6,357,461		6,647,934
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		1,568,529		1,702,453
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		2,131,351		2,234,725
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23		4,933,716		5,223,893

Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	6,726,091	7,212,065
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	4,415,643	4,675,349
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	10,755,000	11,332,092
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	5,937,160	6,301,196
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,902,685	4,229,788
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	1,577,675	1,670,466
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	5,109,634	5,537,899
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	2,262,012	2,453,733
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/25/23	1,175,000	1,227,217
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,186,260
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	3,742,484	3,988,343
Total Collateralized Mortgage Obligations (identified cost, $74,161,023)		$73,440,063

Mortgage Pass-Throughs — 61.6%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	12,506,681	12,969,291
6.50% with various maturities to 2024	9,355,176	9,824,362
7.00% with various maturities to 2024	6,475,609	6,888,496
7.31% with maturity at 2026	1,071,830	1,149,983
7.50% with various maturities to 2026	25,647,383	27,618,377
7.95% with maturity at 2022	1,671,373	1,831,364
8.00% with various maturities to 2021	861,608	916,458
8.15% with maturity at 2021	1,380,403	1,458,814
8.30% with maturity at 2021	840,756	930,241
8.47% with maturity at 2018	943,699	1,044,994
8.50% with various maturities to 2028	6,970,786	7,719,752
9.00% with various maturities to 2027	3,443,340	3,847,198
9.25% with various maturities to 2016	769,337	826,669
9.50% with various maturities to 2027	1,448,672	1,630,730
9.75% with various maturities to 2020	170,423	188,268
10.00% with various maturities to 2025	1,582,388	1,823,624
10.25% with maturity at 2013	432,724	473,312
10.50% with various maturities to 2021	1,932,624	2,271,362
11.00% with various maturities to 2019	3,488,538	4,093,709
11.25% with maturity at 2010	35,495	40,152
12.50% with various maturities to 2019	468,776	558,991
12.75% with maturity at 2013	29,484	34,379
13.25% with maturity at 2013	5,317	6,344
13.50% with maturity at 2019	50,223	59,395
		$88,206,265

Federal National Mortgage Association:
6.50% with various maturities to 2028	13,393,674	14,041,536
7.00% with various maturities to 2024	3,500,074	3,727,713
7.50% with various maturities to 2026	10,810,543	11,614,107
8.00% with various maturities to 2026	20,217,122	22,039,202
8.50% with various maturities to 2026	1,072,238	1,154,097
8.881% with maturity at 2010	517,958	560,583
9.00% with various maturities to 2024	2,862,390	3,176,649
9.50% with various maturities to 2030	4,937,564	5,574,878
10.50% with maturity at 2020	393,976	464,394
11.00% with various maturities to 2025	410,676	480,447
11.50% with maturity at 2019	366,233	431,763
12.00% with maturity at 2015	212,088	251,995
12.50% with maturity at 2015	1,106,418	1,319,821

12.75% with maturity at 2014	66,304	81,815
13.00% with various maturities to 2015	450,036	546,041
13.50% with various maturities to 2015	216,984	258,641
14.75% with maturity at 2012	689,211	855,988
		$66,579,670

Government National Mortgage Association:
7.00% with various maturities to 2024	7,051,195	7,508,659
7.50% with various maturities to 2028	9,355,959	10,079,493
7.75% with maturity at 2019	148,721	162,337
8.00% with various maturities to 2023	3,841,455	4,192,174
8.30% with various maturities to 2020	851,723	938,011
8.50% with various maturities to 2021	660,240	721,145
9.00% with various maturities to 2025	2,522,137	2,814,097
9.50% with various maturities to 2026	7,226,590	8,191,019
12.50% with maturity at 2019	522,412	625,023
13.50% with maturity at 2014	33,452	41,954
		$35,273,912
Total Mortgage Pass-Throughs (identified cost, $189,407,022)		$190,059,847
U.S. Treasury Obligations — 0.6%
United States Treasury Bond, 7.875%, 2/15/21(4) -(identified cost, $1,844,414)	1,500,000	1,959,435
Total United States (identified cost $271,188,667)		$271,748,630

Total Bonds & Notes (identified cost, $288,132,352)		$282,073,013

Common Stocks — 0.3%

Security	Shares	Value

Indonesia — 0.1%
Business Services — 0.1%
APP China(5)(6)	8,000	310,000
		$310,000

Total Indonesia (identified cost $1,522,635)		$310,000

United States — 0.2%
Telecommunications — 0.2%
MCI, Inc.	29,328	448,132
		$448,132

Total United States (identified cost $1,453,105)		$448,132

Total Common Stocks (identified cost $2,975,740)		$758,132

Warrants — 0.0%

Indonesia — 0.0%
Asia Pulp and Paper(5)(6)	2,000	0
		$0

Total Indonesia (identified cost $0)		$0

Total Warrants (identified cost $0)		$0

Commercial Paper — 5.2%

Security	Principal Amount (000’s omitted)	U.S. $ Value
Lafayette Asset Corp., 1.34%, 8/3/04	5,000	4,999,442
Maximilian Capital Corp., 1.36%, 8/2/04	3,200	3,199,758
Starbird Funding Corp., 1.35%, 8/2/04	7,850	7,849,411

Total Commercial Paper (at amortized cost, $16,048,611)		$16,048,611

Short-Term Investments — 1.9%

Security	Principal	Value
Investors Bank & Trust Time Deposit, 1.34%, 8/2/04	6,000,000	6,000,000

Total Short-Term Investments (at amortized cost, $6,000,000)		$6,000,000

Total Investments — 98.8% (identified cost $313,156,703)		$304,879,756

Other Assets, Less Liabilities — 1.2%		$3,672,764

Net Assets — 100.0%		$308,552,520

DEM                    -  Deutsche Mark

IDR                           -  Indonesian Rupiah

(1)                                                Convertible bond.

(2)                                                Defaulted security.

(3)                                               Security exempt from registration under Rule 144A of the Securities  Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 the aggregate value of the securities is $2,984,250 or 1.0% of the net assets.

(4)                                                Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)                                               Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)                                               Non-income producing security.

A summary of financial instruments at July 31, 2004 is as follows:

Forward Foreign Currency Exchange Contracts
Sales

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation
8/12/04-9/20/04	Euro Dollar	United State Dollar
	41,811,543	50,770,238	449,285
9/27/04	Hong Kong Dollar	United State Dollar
	50,400,000	6,514,153	42,621
8/23/04	Japanese Yen	United State Dollar
	541,800,000	4,982,069	116,852
8/12/04-8/30/04	South African Rand	United State Dollar
	65,440,000	10,638,628	233,030
			$841,788

Purchases

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
8/30/04	Botswana Pula	United State Dollar
	35,617,171	7,657,692	(44,238)
8/26/04	Brazilian Real	United State Dollar
	13,000,000	4,222,150	40,416
8/16/04	British Pound Sterling	Euro Dollar
	2,400,000	4,462,982	(103,755)
8/10/04	Colombian Peso	United State Dollar
	11,300,000,000	4,148,311	172,113
8/03/04	Hong Kong Dollar	United State Dollar
	373,671	47,908	(1)
8/30/04	Indian Rupee	United State Dollar
	282,500,000	6,072,657	5,289
8/30/04	Indonesian Rupiah	United State Dollar
	62,000,000,000	6,753,813	2,029
8/16/04	Polish Zloty	Euro Dollar
	47,222,520	12,998,351	(50,507)
8/30/04	Republic of Korea Won	United State Dollar
	18,456,000,000	15,818,976	(68,956)
8/12/04-9/20/04	Slovakia Koruna	Euro Dollar
	1,014,832,000	30,004,921	399,246
8/30/04	Taiwan Dollar	United State Dollar
	107,000,000	3,135,715	15,702
8/30/04	Thai Baht	United State Dollar
	306,000,000	7,423,581	(22,646)
8/12/04	Turkish Lira	United State Dollar
	6,420,000,000,000	4,356,973	(2,580)
			$342,112

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Face Value	Value	Net Unrealized Appreciation (Depreciation)
9/04	35 Nikkei 225	Long	2,040,500	1,976,625	(63,875)
9/04	458 U.S. Treasury 5 Year Note	Long	49,521,250	50,151,000	629,752
9/04	23 Japan 10 Year Bond	Short	(28,193,362)	(28,168,942)	24,420
					$590,297

Swap Agreements outstanding at July 31, 2004:

The Portfolio has entered into a total return swap agreement with Morgan Stanley Capital Services Inc. whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 1.50% on the current notional amount of  $1,522,329.  In exchange, the Portfolio receives payments equal to the total returns on the MSCI Hungary Gross Dividend Reinvested Index on the same notional amount.  The value of the contract, which terminates on October 13, 2004 is recorded as a payable for open swap contracts of $19,581 at July 31, 2004.

The Portfolio has entered into a total return swap agreement with Morgan Stanley Capital Services Inc. whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 1.50% on the current notional amount of  $1,139,155.  In exchange, the Portfolio receives payments equal to the total returns on the MSCI Poland Gross Dividend Reinvested Index on the same notional amount.  The value of the contract, which terminates on October 13, 2004 is recorded as a receivable for open swap contracts of $1,734 at July 31, 2004.

The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.55% on the notional amount of  $6,818,702.  In exchange, the Portfolio receives payments equal to the total returns on a basket of securities sold on the Istanbul Stock Exchange on the same notional amount.  The value of the contract, which terminates on February 2, 2005 is recorded as a receivable for open swap contracts of $369,541 at July 31, 2004.

The Portfolio has entered into a swap agreement with Morgan Stanley & Co. International Limited with 165 HSCE Futures contracts having a notional amount of  $4,501,108 whereby the Portfolio receives or makes monthly payments equal to the total returns on the Hang Seng China Enterprises  Futures Index on the same notional amount.  The value of the contracts, which terminate on August 31, 2004, is recorded as a payable for open swap contracts of $76,157 at July 31, 2004.

The Portfolio has entered into a swap agreement with Morgan Stanley & Co. International Limited with respect to 81 KS200 Futures contracts having a notional amount of  $3,645,000 whereby the Portfolio receives or makes quarterly payments equal to the total returns on the Kospi 200 Futures Index on the same notional amount.  The value of the contracts, which terminate on September 10, 2004, is recorded as a payable for open swap contracts of $363,670 at July 31, 2004

Credit Default Swaps

Notional Amount	Expiration Date	Description	Appreciation (Depreciation)
5,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$104,406
4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	81,543
5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that period payment, upon a default even in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	265,636
4,000,000 USD	7/20/2006	Agreement with Morgan Stanley Capital Services Inc. dated 7/16/2004 to receive 3.90% per year times the notional amount. In exchange for that period payment, upon a default in Brazil, the Portfolio agrees to pay Morgan Stanley Capital Services Inc. the notional amount of the swap. To receive that payment, Morgan Stanley Capital Services Inc. must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to the Portfolio.	5,358
4,000,000 USD	8/20/2006	Agreement with Credit Suisse First Boston dated 7/28/2004 to receive 4.20% per year times the notional amount. In exchange for that period payment, upon a default event in Brazil, the Portfolio agrees to pay Credit Suisse First Boston the notional amount of the swap. To receive that payment, Credit Suisse First Boston must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to the Portfolio.	23,169

At July 31, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$314,255,938

Gross unrealized appreciation	$2,204,622

Gross unrealized depreciation	(11,580,804)

Net unrealized depreciation	$(9,376,182)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at July 31, 2004 on a federal income tax basis was $2,155,256.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Strategic Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:       September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:       September 21, 2004

By:	/s/ James L. O’Connor.
James L. O’Connor
Treasurer and Principal Financial Officer

Date:       September 21, 2004